Investment Properties (Details) - Investment Properties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Properties [Line Items]
Investment property	$ 2,984,625	$ 2,437,957
Impairment of investment property